Condensed Consolidated Statements of Cash Flows (Unaudited) (Quarterly) - USD ($)	9 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$ (4,886,380)	$ 2,681,933
Adjustments to reconcile net income (loss) to cash used by operating activities:
Depreciation	35,930	18,897
Reduction of Right of Use	69,691
Accretion of Lease	21,746
(Gain) loss in Fair Value on Derivative Liabilities	88,551	507,674
Amortization of Debt Discount	442,075	694,168
Original Issue Discount on Notes to Interest Expense		69,750
Loan Penalties Capitalized to Loan and Accrued Interest	28,000	3,394
Stock Based Payment of Consulting Fees and Shares	303,555	50,000
Stock Based Compensation on Options and Warrants	1,097,500
Gain on Sale of Property and Equipment	(20,345)	(464)
PPP Loan Forgiveness	(209,447)
Gain on Settlement of Debt	(1,004,615)	(5,018,388)
Change in Operating Assets and Liabilities:
(Increase) Decrease in Inventory	(78,033)	72,268
Decrease in Prepaid Rent and Expenses	5,546	21,606
(Increase) Decrease in Other Current Assets	(39,270)	(2,853)
Increase in Accounts Payable	230,225	31,236
Increase in Accrued Expenses	137,440	293,289
Operating Lease Payments	(91,437)
Decrease in Accrued Expenses -Related Party	(60,000)
Increase in Customer Deposits	32,391
Decrease in Deferred Revenue	(446,474)
CASH FLOWS (USED IN) OPERATING ACTIVITIES	(4,343,351)	(577,490)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds of Sales of Property and Equipment	25,060	9,750
Purchase of Property and Equipment	(43,628)
CASH FLOWS (USED IN) PROVIDED BY INVESTING ACTIVITIES	(18,568)	9,750
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Issuance of Common Shares, Net of Issuance Costs	3,037,625
Proceeds from Short Term Debt	1,568,472	635,000
Proceeds from Convertible Notes Payable	699,525	210,250
Payments on Short Term Debt	(449,386)	(370,824)
Proceeds from PPP Loan		209,447
Payments on Long Term Debt	(14,857)	(2,856)
Payments on Convertible Notes Payable	(406,825)	(14,329)
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES	4,434,554	666,688
NET INCREASE IN CASH	72,635	98,948
CASH AT BEGINNING OF PERIOD	277,664	162,124
CASH AT END OF PERIOD	350,299	261,072
Supplemental Disclosure of Cash Flows Information:
Cash Paid for Interest	345,868	49,638
Convertible Notes Interest and Derivatives Converted to Common Stock	237,085	35,997
Stock Issued to Related Party in Payment of Accrued Expenses		30,077
Operating Lease Asset to Operating Lease Liability		39,494
Fair Value of Instruments Issued With Debt	487,284
Issuance of Warrants to Deferred Offering Costs	600,000
Deferred Offering Costs Against Share Proceeds	312,000
Loans to acquire Fixed Assets	$ 151,327